Cover	Sep. 01, 2026
Cover [Abstract]
Entity Registrant Name	TOMI Environmental Solutions, Inc.
Entity Central Index Key	0000314227
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 01, 2026
Entity File Number	001-39574
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-1947988
Entity Address Address Line 1	8430 SPIRES WAY
Entity Address City Or Town	FREDERICK
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21701
City Area Code	800
Local Phone Number	525-1698
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	TOMZ
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false